SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ¥ / shares	Aug. 02, 2023 $ / shares	Mar. 30, 2023 $ / shares	Jan. 13, 2023 $ / shares	Jan. 10, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Share issued price per share | (per share)	$ 1.00	¥ 7.10	$ 0.48	$ 0.88	$ 0.81	$ 0.80
Amortization period of land use rights	50 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years